OLD MUTUAL INSURANCE SERIES FUND
                        4643 S. ULSTER STREET, 6TH FLOOR
                             DENVER, COLORADO 80237
                              (720) 200-7600 PHONE

April 4, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

      RE:   OLD MUTUAL INSURANCE SERIES FUND, FILE NOS. 333-19497 AND 811-08009

Ladies & Gentlemen:

            Filed herewith pursuant to Rule 485(b) under the Securities Act of 1933 is Post-Effective Amendment No. 23 (the "Amendment") to the registration statement on Form N-1A of Old Mutual Insurance Series Fund (the "Registrant") (Amendment No. 24 under the Investment Company Act of 1940). The Amendment updates the Registrant's Post Effective Amendment No. 22 filed on February 3, 2006 via Rule 485(a) ("PEA No. 22"). The Amendment (1) incorporates the Staff's comments on PEA No. 22; (2) incorporates the financial highlights for each series portfolio and incorporates by reference the Registrant's financial statements contained in the Registrant's 2006 Annual Report; and (3) incorporates certain other changes to the registration statement. This amendment does not contain disclosures that would render it ineligible to become effective under paragraph 485(b) of the Securities Act of 1933.

            Please call Matthew DiClemente at 215-864-8621 or the undersigned at 720-200-7725 if you have any questions or comments concerning this filing.

                                                Very truly yours,

                                                /s/ Andra C Ozols
                                                ---------------------------
                                                Andra C. Ozols, Esq.
                                                Vice President and Secretary
                                                Old Mutual Insurance Series Fund

Enclosure
cc:
      William H. Rheiner, Esq.
      John N. Ake, Esq.
      Matthew R. DiClemente, Esq.
        Ballard Spahr Andrews & Ingersoll, LLP